Restatement of Previously Issued Financial Statements (Details) - Schedule of balance sheet - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 07, 2020	Sep. 30, 2020	Aug. 11, 2020
Balance Sheet
Total assets	$ 253,400,679			$ 255,028,278
Total Liabilities	33,255,426			28,621,953
Preferred stock
Additional paid-in capital
Accumulated deficit	(32,855,380)			(26,594,308)
Total Stockholders' Equity (Deficit)	(32,854,747)	$ (37,178,467)	$ (25,130,460)	(26,593,675)		$ 23,955
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders' Equity (Deficit)	$ 253,400,679			255,028,278
LIVE OAK ACQUISITION CORP. I I [Member]
Balance Sheet
Total assets				255,028,278
Total Liabilities				28,621,953
Preferred stock
Accumulated deficit				(26,594,308)
Total Stockholders' Equity (Deficit)				(26,593,675)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders' Equity (Deficit)				255,028,278
Previously Reported [Member]
Balance Sheet
Class A common stock subject to possible redemption			222,869,540	210,821,530
Class A common stock			301	422
Additional paid-in capital			7,255,150	19,303,036
Accumulated deficit			(2,256,081)	(14,304,088)
Total Stockholders' Equity (Deficit)			5,000,003	5,000,003
Previously Reported [Member] | LIVE OAK ACQUISITION CORP. I I [Member]
Balance Sheet
Total assets				255,028,278	$ 255,055,116
Total Liabilities				28,621,953	8,095,767
Class A common stock subject to possible redemption				221,406,320	241,959,340
Preferred stock				0	0
Class A common stock				316	110
Class B Common Stock				633	633
Additional paid-in capital				8,718,352	5,005,580
Accumulated deficit				(3,719,296)	(1,314)
Total Stockholders' Equity (Deficit)				5,000,005	5,000,009
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders' Equity (Deficit)				255,028,278	255,055,116
Revision of Prior Period, Adjustment [Member]
Balance Sheet
Class A common stock subject to possible redemption			30,130,460	42,178,470
Class A common stock			(301)	(422)
Additional paid-in capital			(7,255,150)	(19,303,036)
Accumulated deficit			(22,875,009)	(22,875,012)
Total Stockholders' Equity (Deficit)			(30,130,460)	(42,178,470)
Revision of Prior Period, Adjustment [Member] | LIVE OAK ACQUISITION CORP. I I [Member]
Balance Sheet
Class A common stock subject to possible redemption				31,593,680	11,040,660
Preferred stock				0	0
Class A common stock				(316)	(110)
Class B Common Stock				0	0
Additional paid-in capital				(8,718,352)	(5,005,580)
Accumulated deficit				(22,875,012)	(6,039,970)
Total Stockholders' Equity (Deficit)				(31,593,680)	(11,040,660)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders' Equity (Deficit)				0	0
As Revised [Member]
Balance Sheet
Class A common stock subject to possible redemption			253,000,000	253,000,000
Class A common stock			0
Additional paid-in capital			0
Accumulated deficit			(25,131,090)	(37,179,100)
Total Stockholders' Equity (Deficit)			$ (25,130,457)	(37,178,467)
As Revised [Member] | LIVE OAK ACQUISITION CORP. I I [Member]
Balance Sheet
Total assets				255,028,278	255,055,116
Total Liabilities				28,621,953	8,095,767
Class A common stock subject to possible redemption				253,000,000	253,000,000
Preferred stock				0	0
Class A common stock				0	0
Class B Common Stock				633	633
Additional paid-in capital				0	0
Accumulated deficit				(26,594,308)	(6,041,284)
Total Stockholders' Equity (Deficit)				(26,593,675)	(6,040,651)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders' Equity (Deficit)				$ 255,028,278	$ 255,055,116